Condensed Financial Information of the Parent Company - Summary of Parent Company Balance Sheet Disclosure (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Common stock, par or stated value per share	$ 0.001	$ 0.001
Common stock shares authorised	4,000,000,000	1,282,750,429
Common stock, shares, issued	3,546,124,955	1,077,086,304
Common stock, shares, outstanding	3,339,618,633	894,711,200
Parent Company [Member]
Common stock, par or stated value per share	$ 0.001	$ 0.001
Common stock shares authorised	4,000,000,000	1,282,750,429
Common stock, shares, issued	3,546,124,955	1,077,086,304
Common stock, shares, outstanding	3,339,618,633	894,711,200
Series A Convertible Preferred Shares [Member]
Preferred stock, shares issued			458,116,000
Preferred stock, shares outstanding			458,116,000
Series A Convertible Preferred Shares [Member] | Parent Company [Member]
Preferred stock, par or stated value per share	$ 0.001
Preferred stock shares authorised	0	458,116,000
Preferred stock, shares issued	0	458,116,000
Preferred stock, shares outstanding	0	458,116,000
Series B Convertible Preferred Shares [Member]
Temporary equity, shares issued			153,603,600
Temporary equity, shares outstanding			153,603,600
Series B Convertible Preferred Shares [Member] | Parent Company [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorised	0	153,603,600
Temporary equity, shares issued	0	153,603,600
Temporary equity, shares outstanding	0	153,603,600
Series C Redeemable Convertible Preferred Shares [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorised	0	185,665,192
Temporary equity, shares issued	0	185,665,192	185,665,192
Temporary equity, shares outstanding	0	185,665,192	185,665,192
Series C Redeemable Convertible Preferred Shares [Member] | Parent Company [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorised	0	185,665,192
Temporary equity, shares issued	0	185,665,192
Temporary equity, shares outstanding	0	185,665,192
Series D Redeemable Convertible Preferred Shares [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorised	0	842,738,782
Temporary equity, shares issued	0	842,738,782	842,738,782
Temporary equity, shares outstanding	0	842,738,782	842,738,782
Series D Redeemable Convertible Preferred Shares [Member] | Parent Company [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorised	0	842,738,782
Temporary equity, shares issued	0	842,738,782
Temporary equity, shares outstanding	0	842,738,782
Series D+ Redeemable Convertible Preferred Shares [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorised	0	77,125,997
Temporary equity, shares issued	0	55,089,998
Temporary equity, shares outstanding	0	55,089,998
Series D+ Redeemable Convertible Preferred Shares [Member] | Parent Company [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorised	0	77,125,997
Temporary equity, shares issued	0	55,089,998
Temporary equity, shares outstanding	0	55,089,998